Share-Based Payments (Details 2) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	€ 841	€ (1,438)
Share-based payment (credit)/ expense	(841)	1,438
N 2020 Earn Out [Member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	(1,400)	1,400
Share-based payment (credit)/ expense	1,400	(1,400)
N 2021 Equity [Member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	228
Share-based payment (credit)/ expense	(228)
Incentive Shares [Member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	331	38
Share-based payment (credit)/ expense	€ (331)	€ (38)